Intangible Assets - Summary (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 688,834	$ 623,148	$ 448,923
Accumulated Amortization		220,986	152,419	81,813
Net Book Value		467,848	470,729	367,110
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		553,755	502,614	356,253
Accumulated Amortization		168,013	113,934	58,008
Net Book Value		$ 385,742	$ 388,680	$ 298,245
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years	3 years	5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	20 years	20 years	20 years	19 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 97,707	$ 85,510	$ 64,846
Accumulated Amortization		38,192	27,311	16,614
Net Book Value		$ 59,515	$ 58,199	$ 48,232
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	2 years	2 years	2 years	2 years
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	12 years	12 years	12 years	10 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 34,973	$ 32,729	$ 26,033
Accumulated Amortization		13,353	10,151	6,624
Net Book Value		$ 21,620	$ 22,578	$ 19,409
Trade name | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years	3 years	3 years
Trade name | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	10 years	10 years	10 years	7 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		$ 2,399	$ 2,295	$ 1,791
Accumulated Amortization		1,428	1,023	567
Net Book Value		$ 971	$ 1,272	$ 1,224
Non-compete agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years	3 years	3 years	2 years 6 months
Non-compete agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful Life	5 years	5 years	5 years	5 years